Income Taxes - Summary of Net Deferred Tax Assets Related to Continuing Operations (Detail) - USD ($) $ in Thousands	Mar. 30, 2024	Mar. 25, 2023
Deferred tax assets:
Loss and tax credit carry forwards	$ 14,481	$ 13,282
Difference between book and tax basis of property and equipment and intangible assets	7,228	7,396
Operating lease right-of-use asset	3,536	3,690
Other reserves not currently deductible	1,196	1,195
Other	(292)	(743)
Net deferred tax asset before valuation allowance	26,149	24,820
Valuation allowance	(26,149)	(24,820)
Net deferred tax asset	$ 0	$ 0